Subsequent events (Details)	Feb. 24, 2020 USD ($) $ / shares	Feb. 28, 2020 USD ($) shares	Feb. 28, 2020 SEK (kr) shares	Jan. 28, 2020 USD ($)	Dec. 31, 2019	Apr. 30, 2019 USD ($)	Apr. 05, 2019 USD ($)
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Repurchases of shares (at least) (in shares)	$ 500,000,000	$ 11,000,000	kr 107,000,000
Repurchase term	3 years
Repurchase percentage (up to)	5.00%
Dividends proposed (usd per share) | $ / shares	$ 1.00
Share repurchase plan maximum (in shares) | shares		350,000	350,000
USD 5.875% Senior Notes
Disclosure of non-adjusting events after reporting period [line items]
Borrowings face amount						$ 300,000,000	$ 300,000,000
USD 5.875% Senior Notes | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Borrowings face amount				$ 250,000,000
Issuance price				106.375%
Implied yield to maturity (as a percentage)				4.817%
Fixed interest rate | USD 5.875% Senior Notes
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate					5.875%	5.875%	5.875%